Acquisition (narrative) (detail) (USD $)	Apr. 01, 2014
Business Acquisition, Cost of Acquired Entity, Purchase Price [Abstract]
Equity Method Investments	$ 16,200,000
Equity Method Ownership	50.00%
Equity Method Right to Acquire	50.00%